SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Class A Common Stock.
Numerator:
Allocation of net income, as adjusted, basic	$ (232,395)	$ 833,202		$ 1,352,194	$ 2,398,095
Allocation of net income, as adjusted, diluted	$ (232,395)	$ 833,202		$ 1,352,194	$ 2,398,095
Denominator:
Basic weighted average shares outstanding	11,500,000	11,500,000		11,500,000	9,772,894
Diluted weighted average shares outstanding	11,500,000	11,500,000		11,500,000	9,772,894
Basic net income per common shares	$ (0.02)	$ 0.07		$ 0.12	$ 0.25
Diluted net income per common shares	$ (0.02)	$ 0.07		$ 0.12	$ 0.25
Class B Common Stock.
Numerator:
Allocation of net income, as adjusted, basic	$ (58,099)	$ 208,301		$ 338,048	$ 691,318
Allocation of net income, as adjusted, diluted	$ (58,099)	$ 208,301		$ 338,048	$ 691,318
Denominator:
Basic weighted average shares outstanding	2,875,000	2,875,000		2,875,000	2,817,308
Diluted weighted average shares outstanding	2,875,000	2,875,000		2,875,000	2,817,308
Basic net income per common shares	$ (0.02)	$ 0.07		$ 0.12	$ 0.25
Diluted net income per common shares	$ (0.02)	$ 0.07		$ 0.12	$ 0.25
Class A Common Stock
Denominator:
Basic weighted average shares outstanding			0			10,208,219
Diluted weighted average shares outstanding						10,208,219
Basic net income per common shares			$ 0			$ 0.25
Diluted net income per common shares			$ 0.00			$ 0.25
Class A Common Stock | Common Stock
Numerator:
Allocation of net income, as adjusted, basic						$ 2,539,677
Allocation of net income, as adjusted, diluted						$ 2,531,301
Denominator:
Basic weighted average shares outstanding						10,208,219
Diluted weighted average shares outstanding						10,208,219
Basic net income per common shares						$ 0.25
Diluted net income per common shares						$ 0.25
Class B Common Stock
Denominator:
Basic weighted average shares outstanding	2,875,000	2,875,000	2,500,000	2,875,000	2,817,308	2,831,849
Diluted weighted average shares outstanding	2,875,000	2,875,000	0	2,875,000	2,817,308	2,875,000
Basic net income per common shares	$ (0.02)	$ 0.07	$ 0.00	$ 0.12	$ 0.25	$ 0.25
Diluted net income per common shares	$ (0.02)	$ 0.07	$ 0.00	$ 0.12	$ 0.25	$ 0.25
Class B Common Stock | Common Stock
Numerator:
Allocation of net income, as adjusted, basic			$ (5,476)			$ 704,529
Allocation of net income, as adjusted, diluted						$ 712,905
Denominator:
Basic weighted average shares outstanding			2,500,000			2,831,849
Diluted weighted average shares outstanding						2,875,000
Basic net income per common shares			$ 0.00			$ 0.25
Diluted net income per common shares						$ 0.25